UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  424 Church Street
	  Suite 2108
	  Nashville, TN  37219

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark Bryan Smith
Title:	Treasurer
Phone:	615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     May 12, 2003


Report Type (Check only one.):

[x]   		13F HOLDINGS REPORT.
[ ] 		13F NOTICE.
[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total: 89

Form 13F Information Table Value total: $219,436 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A. H. Belo Corp.               COM              080555105      245    12100 SH       SOLE                     5000              7100
Altria Group, Inc.             COM              02209s103      340    11340 SH       SOLE                     1280             10060
American Express Co.           COM              025816109     8360   251591 SH       SOLE                   234912             16679
American International Group   COM              026874107     7771   157150 SH       SOLE                   142744             14406
American Retirement Corp.      COM              028913101       79    42500 SH       SOLE                    42500
Amgen Inc.                     COM              031162100     3998    69467 SH       SOLE                    62487              6980
Amsouth Banccorporation        COM              032165102     4382   220425 SH       SOLE                   192278             28147
Anheuser-Busch Companies, Inc. COM              035229103     1181    25338 SH       SOLE                    18996              6342
Apache Corp.                   COM              037411105     2955    47867 SH       SOLE                    40019              7848
Automatic Data Processing      COM              053015103     1653    53700 SH       SOLE                    48550              5150
BP Amoco LP                    COM              055622104      722    18700 SH       SOLE                    16622              2078
Baker Hughes, Inc.             COM              057224107      409    13665 SH       SOLE                     7374              6291
BankAmerica Corp.              COM              060505104      735    10994 SH       SOLE                     9704              1290
Baxter International Inc.      COM              071813109      325    17450 SH       SOLE                     4750             12700
Berkshire Hathaway Inc. Class  COM              084670108     1531       24 SH       SOLE                       14                10
Berkshire Hathaway Inc. Class  COM              084670207     4009     1876 SH       SOLE                     1646               230
Biomet, Inc.                   COM              090613100     2930    95599 SH       SOLE                    81174             14425
Bristol Myers Squibb           COM              110122108      821    38869 SH       SOLE                    36178              2691
CSX Corp.                      COM              126408103      202     7100 SH       SOLE                     7100
Cardinal Health Inc.           COM              14149Y108     1452    25481 SH       SOLE                    15750              9730
Cendant Corp.                  COM              151313103     1845   145250 SH       SOLE                   100260             44990
Central Parking Corp.          COM              154785109     1462   146200 SH       SOLE                   121751             24449
ChevronTexaco Corp.            COM              166764100      383     5917 SH       SOLE                     5663               254
Cisco Systems Inc.             COM              17275R102     4471   344487 SH       SOLE                   277809             66678
Citigroup Inc.                 COM              172967101     2671    77521 SH       SOLE                    67205             10316
Coca Cola Co.                  COM              191216100     3144    77676 SH       SOLE                    64632             13044
Colgate Palmolive Co.          COM              194162103      229     4200 SH       SOLE                     2000              2200
ConocoPhillips                 COM              20825c104     2790    52059 SH       SOLE                    44590              7469
Dell Computer Corp.            COM              247025109      343    12575 SH       SOLE                    12075               500
Dionex Corp.                   COM              254546104      211     6400 SH       SOLE                     6400
Dollar General Corp.           COM              256669102      380    31100 SH       SOLE                    23300              7800
Dover Corp.                    COM              260003108      218     9000 SH       SOLE                     8200               800
Duke Energy Corp.              COM              264399106     1076    74003 SH       SOLE                    64653              9350
Eaton Corp.                    COM              278058102      238     3401 SH       SOLE                     3401
El Paso Corp.                  COM              28336l109       80    13250 SH       SOLE                     3000             10250
Exxon Mobil Corp.              COM              30231G102     6815   195007 SH       SOLE                   168300             26707
Federal Express Corp.          COM              31428X106     1626    29525 SH       SOLE                    23965              5560
Federal National Mortgage Assn COM              313586109     3201    48975 SH       SOLE                    40731              8244
First Data Corp.               COM              319963104      685    18504 SH       SOLE                    12872              5632
General Electric Co.           COM              369604103     8036   315121 SH       SOLE                   251882             63239
General Mills Inc.             COM              370334104      550    12075 SH       SOLE                    12075
HCA Inc.                       COM              404119109    32918   795892 SH       SOLE                   775636             20256
Halliburton Inc.               COM              406216101      486    23425 SH       SOLE                    20875              2550
HealthStream Inc.              COM              42222n103       87    87500 SH       SOLE                    87500
Hewlett Packard Co.            COM              428236103      457    29390 SH       SOLE                    27150              2240
Home Depot Inc.                COM              437076102     6956   285555 SH       SOLE                   249793             35762
Honeywell International Inc.   COM              438516106      560    26215 SH       SOLE                    19650              6565
Intel Corp.                    COM              458140100     6637   407683 SH       SOLE                   341769             65914
International Business Machine COM              459200101     5452    69508 SH       SOLE                    55583             13925
J. P. Morgan Chase & Co. Inc.  COM              616880100      220     9278 SH       SOLE                     3651              5627
Johnson & Johnson              COM              478160104     6337   109496 SH       SOLE                    91070             18426
Kimberly-Clark Corp.           COM              494368103     1081    23772 SH       SOLE                    20672              3100
Kraft Inc.                     COM              50075n104      371    13145 SH       SOLE                     6165              6980
Liberty Media Corp.            COM              530718105     2067   212403 SH       SOLE                   183374             29029
Marsh & McClennan Cos. Inc.    COM              571748102      301     7068 SH       SOLE                     6068              1000
Medtronic Inc.                 COM              585055106     3129    69351 SH       SOLE                    62650              6701
Merck & Company Inc.           COM              589331107     1058    19320 SH       SOLE                    16170              3150
Microsoft Corp.                COM              594918104     4756   196466 SH       SOLE                   170686             25780
Minnesota Mining & Manufacturi COM              604059105      436     3355 SH       SOLE                     2250              1105
Molex Inc. - Class A           COM              608554200     3423   186009 SH       SOLE                   159641             26368
National Commerce Financial Co COM              63545P104      306    12900 SH       SOLE                    12900
Nokia                          COM              654902204      162    11550 SH       SOLE                    11060               490
O Charley's Inc.               COM              670823103      306    15950 SH       SOLE                    10000              5950
PepsiCo Inc.                   COM              713448108      583    14565 SH       SOLE                    12315              2250
Pfizer Inc.                    COM              717081103     4879   156592 SH       SOLE                   123846             32746
Procter & Gamble Co.           COM              742718109      516     5792 SH       SOLE                     2997              2795
Regions Financial Corp.        COM              758940100      224     6919 SH       SOLE                     6919
Republic Services Inc.         COM              760759100     4409   222250 SH       SOLE                   183310             38940
SBC Communications, Inc.       COM              78387g103      489    24364 SH       SOLE                    22945              1419
Schlumberger Ltd.              COM              806857108     3972   104503 SH       SOLE                    94273             10230
Sovereign Chief Venture F      COM              845912104        3    17000 SH       SOLE                                      17000
SunTrust Banks Inc.            COM              867914103     1806    34311 SH       SOLE                    33637               674
Sungard Data Systems Inc.      COM              867363103     4440   208460 SH       SOLE                   169460             39000
Sysco Corp.                    COM              871829107     8361   328645 SH       SOLE                   285124             43521
Target Corporation             COM              87612e106      546    18660 SH       SOLE                     5760             12900
Transocean, Inc.               COM              G90078109     1025    50109 SH       SOLE                    32572             17537
Tyco International Ltd.        COM              902124106     1984   154280 SH       SOLE                   134043             20237
United Parcel Svc. Inc. CL B   COM              911312106     1703    29875 SH       SOLE                    24175              5700
United Technologies Corp.      COM              913017109     2658    46000 SH       SOLE                    38290              7710
Verizon Communications         COM              92343v104     1363    38548 SH       SOLE                    28294             10253
Viacom- Cl. B                  COM              925524308     2271    62176 SH       SOLE                    50489             11687
Wachovia Corp.                 COM              929903102      274     8052 SH       SOLE                     6458              1594
Wal-Mart Stores Inc.           COM              931142103    10016   192509 SH       SOLE                   109006             83503
Walt Disney Co.                COM              254687106      228    13414 SH       SOLE                     7292              6122
Wells Fargo & Co.              COM              949746101     2697    59955 SH       SOLE                    52580              7375
Willis Group Holdings Inc.     COM              G96655108     1875    67695 SH       SOLE                    62835              4860
Wyeth Co.                      COM              983024100      407    10754 SH       SOLE                     3504              7250
Duke Energy Corp. Convertible  PFD CV           264399585      150    11840 SH       SOLE                    10640              1200
American Retirement Convertibl CONV             028913AC5      498   638880 PRN      SOLE                   532080            106800